Prospectus supplement dated March 31, 2014
to the following prospectus(es):
America's marketFLEX Annuity, America's marketFLEX II Annuity, America's marketFLEX Advisor Annuity prospectus dated May 1, 2013
This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.
The Board of Trustees of Nationwide Variable Insurance Trust ("NVIT") approved a proposal to convert shares of NVIT funds that assess a redemption fee ("Redemption Fee Funds") into corresponding shares of NVIT funds that do not assess a redemption fee ("Non-redemption Fee Funds"). The conversion is expected to occur after the close of business on April 25, 2014.
To implement this conversion, after the close of business on April 25, 2014, all assets allocated to Sub-Accounts of Redemption Fee Funds will be redeemed and the proceeds will be applied to corresponding Sub-Accounts of Non-redemption Fee Funds. As of April 26, 2014, Sub-Accounts of Redemption Fee Funds will no longer exist and all references in your prospectus to the Redemption Fee Funds will be replaced with Non-redemption Fee Funds.
The specific Sub-Accounts impacted by this conversion are noted below:
Redemption Fee Fund	Non-redemption Fee Fund
NVIT - Federated NVIT High Income Bond Fund: Class III	NVIT - Federated NVIT High Income Bond Fund: Class I~
NVIT - NVIT Emerging Markets Fund: Class III	NVIT - NVIT Emerging Markets Fund: Class I*
NVIT - NVIT Government Bond Fund: Class III	NVIT - NVIT Government Bond Fund: Class I*
NVIT - NVIT Investor Destinations Aggressive Fund: Class VI	NVIT - NVIT Investor Destinations Aggressive Fund: Class II*
NVIT - NVIT Investor Destinations Balanced Fund: Class VI	NVIT - NVIT Investor Destinations Balanced Fund: Class II*
NVIT - NVIT Investor Destinations Capital Appreciation Fund: Class VI	NVIT - NVIT Investor Destinations Capital Appreciation Fund: Class II*
NVIT - NVIT Investor Destinations Conservative Fund: Class VI	NVIT - NVIT Investor Destinations Conservative Fund: Class II*
NVIT - NVIT Investor Destinations Moderate Fund: Class VI	NVIT - NVIT Investor Destinations Moderate Fund: Class II*
NVIT - NVIT Investor Destinations Moderately Aggressive Fund: Class VI	NVIT - NVIT Investor Destinations Moderately Aggressive Fund: Class II*
NVIT - NVIT Investor Destinations Moderately Conservative Fund: Class VI	NVIT - NVIT Investor Destinations Moderately Conservative Fund: Class II*
NVIT - NVIT Multi-Manager International Growth Fund: Class VI	NVIT - NVIT Multi-Manager International Growth Fund: Class II*
NVIT - NVIT Multi-Manager International Value Fund: Class VI	NVIT - NVIT Multi-Manager International Value Fund: Class II*
NVIT - NVIT Multi-Manager Small Cap Growth Fund: Class III	NVIT - NVIT Multi-Manager Small Cap Growth Fund: Class I*
NVIT - NVIT Multi-Manager Small Cap Value Fund: Class III	NVIT - NVIT Multi-Manager Small Cap Value Fund: Class I*
NVIT - NVIT Multi-Manager Small Company Fund: Class III	NVIT - NVIT Multi-Manager Small Company Fund: Class I*
NVIT - NVIT Nationwide Fund: Class III	NVIT - NVIT Nationwide Fund: Class I*
*This Non-redemption Fee Fund will be an available investment option for all Contract Owners (subject to any limitations described elsewhere in the prospectus).
~This Non-redemption Fee Fund will no longer be available for transfers or new purchase payments/premium effective April 26, 2014.
PROS-0261